INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

14.INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

China Lodging Holdings (HK) Limited and Starway Hotels (HongKong) Limited are subject to Hong Kong profit tax at a rate of 16.5% in 2012, 2013 and 2014. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

China Lodging Holdings Singapore Pte. Ltd. is subject to Singapore corporate income tax at a rate of 17% in 2012, 2013 and 2014. No Singapore profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Singapore during the years presented.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Hanting Technology (Suzhou) Co., Ltd, as a recognized software development entity located at Suzhou Industrial Park in Suzhou of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses. Hanting Suzhou has entered into the first tax profitable year for the year ended December 31, 2011.

Tax expense (benefit) is comprised of the following:

	As of December 31,
	2012	2013	2014
Current Tax	72,395	127,439	155,496
Deferred Tax	(18,226)	(22,619)	(42,391)
Total	54,169	104,820	113,105

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2012	2013	2014
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	3%	3%	2%
Effect of different tax rate of group entities operating in other jurisdictions	1%	(1)%	—
Effect of change in valuation allowance	6%	3%	3%
Effect of tax holiday	(12)%	(3)%	(3)%
Effective tax rate	23%	27%	27%

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2012	2013	2014
Aggregate amount	28,139	12,721	9,131
Per share effect—basic	0.12	0.05	0.04
Per share effect—diluted	0.11	0.05	0.04

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2013 and 2014 are as follows:

	As of December 31,
	2013	2014
Deferred tax assets:
Net loss carryforward	90,983	113,333
Pre-opening expenses	393	306
Deferred revenue	48,960	62,977
Deferred rent	5,450	4,684
Unfavorable lease	3,698	8,759
Bad debt provision	1,892	1,494
Accrual for customer loyalty program	3,765	17,869
Accrued payroll	2,001	2,462
Other accrued expenses	—	4,457
Share-based compensation	12,267	9,745
Others	1,354	278
Valuation allowance	(51,596)	(62,868)
Total deferred tax assets	119,167	163,496
Deferred tax liabilities:
Favorable lease	24,340	23,545
Capitalized interest	1,601	4,410
Fair market value for investment	—	9,485
Others	281	1,039
Total deferred tax liabilities	26,222	38,479
Deferred tax assets are analyzed as:
Current	51,759	80,026
Non-Current	67,408	83,470
	119,167	163,496
Deferred tax liabilities are analyzed as:
Current	151	701
Non-current	26,071	37,778
	26,222	38,479

For the years ended December 31, 2013 and 2014, valuation allowance of RMB22,158 and RMB29,693 were provided, respectively, and RMB9,984 and RMB18,421 were reversed, respectively. The additional valuation allowance of RMB3,139 was due to the acquisitions for the year ended December 31, 2013. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of December 31, 2014, the Group had tax loss carryforwards of RMB453,332 which will expire between 2015 and 2019 if not used.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. At December 31, 2013 and 2014, the Group had recorded uncertain tax benefits of approximately RMB7,122 and RMB8,345 associated with the interests on intercompany loans, respectively.  No interest or penalty expense was recorded for the years ended December 31, 2012, 2013 and 2014.The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

The following table is a roll-forward of the unrecognized tax benefits:

	As of December 31,
	2012	2013	2014
Balance at January 1	1,494	4,148	7,122
Addition for tax positions	2,654	2,974	1,223
Balance at December 31	4,148	7,122	8,345

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. A lower withholding tax rate may be applied if there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. The cumulated undistributed earnings of the Group’s PRC subsidiaries were RMB806,564 as of December 31, 2014. The Group intends to indefinitely reinvest the undistributed earnings of the Group’s PRC subsidiaries, therefore, no provision for PRC dividend withholding tax was provided.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2010 through 2014 on non-transfer pricing matters, and from the inception of the Group through 2014 on transfer pricing matters.